Other income (Tables)	12 Months Ended
Dec. 31, 2022
Component of Operating Income [Abstract]
Schedule of Other Income
Other income consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Proceeds from unsecured claims	$98,565	$635,075	$—
Management fees	38,229	15,725	9,701
Interest and other income	117,280	71,774	73,304
	$254,074	$722,574	$83,005